Tax on Profit on Ordinary Activities - Unremitted Earnings (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Aggregate amount of unremitted profits	£ 21,000	£ 24,000
Deferred tax liabilities	2,832	2,586
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	£ 385	£ 142